Grant Income	12 Months Ended
Jun. 30, 2022
Disclosure Of Grant Income Abstract
Grant Income
20.	Grant Income

On December 14, 2021, the Company received a grant for $30,995 from the Manitoba Minerals Development Fund (the “MMDF”), for the purposes of supporting strategic projects that contribute to sustainable economic growth in the Province of Manitoba. On June 7, 2022, the Company received a second grant of $78,750 from the MMDF.

These grants were included in other income on the consolidated statements of loss and comprehensive loss during the years ended June 30, 2022 and 2021.